Investments and loans in subsidiaries and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of joint ventures [text block]
The movements in total investments in joint ventures are as follows:

$000	Dec 31, 2017	Dec 31, 2016
Beginning of year
Investments in equity accounted joint ventures	1,414,211	1,427,316
Other investments in joint venture	34,423	45,940
Total investments in joint ventures	1,448,634	1,473,256
Funds invested in equity accounted joint ventures	30,898	-
Loans repaid by equity accounted joint ventures	(746)	(11,927)
Share of profits of equity accounted joint ventures	11,950	17,299
Dividends	-	(30,000)
Share of other comprehensive income of joint ventures	(17)	6
End of year
Investments in equity accounted joint ventures	1,440,610	1,414,211
Other investments in joint ventures	50,109	34,423
Total investments in joint ventures	1,490,719	1,448,634

Kibali Jersey Limited [member]
Disclosure of joint ventures [text block]
Set out below is the summarized financial information for Kibali (Jersey) Limited which is accounted for using the equity method (amounts stated at 100% before intercompany eliminations).

$000	Dec 31, 2017	Dec 31, 2016
Summarized statement of financial position
Current
Cash and cash equivalents	3,288	18,865
Other current assets (excluding cash)	166,278	179,588
Total current assets	169,566	198,453
Financial liabilities (excluding trade payables)	(8,656)	(10,285)
Other current liabilities (including trade payables)	(105,565)	(133,113)
Total current liabilities	(114,221)	(143,398)
Non-current
Assets	2,833,946	2,805,020
Financial liabilities	(41,210)	(46,929)
Other liabilities	(23,244)	(32,259)
Total non-current liabilities	(64,454)	(79,188)
Net assets	2,824,837	2,780,887

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Summarized statement of comprehensive income
Revenue	754,852	709,372	747,272
Depreciation and amortization	(264,415)	(210,925)	(192,509)
Interest income	4,147	4,735	4,818
Interest expense	(5,478)	(5,298)	(5,376)
Profit before tax	(40,349)	26,728	155,825
Income tax	54,333	22,962	(17,840)
Post-tax profit	13,984	49,690	137,985
Other comprehensive income—gain on available for sale financial asset	-	-	3,144

$000	Dec 31, 2017	Dec 31, 2016
Reconciliation of the group’s summarized financial information presented to the carrying amount of the group’s interest in the Kibali joint venture
Opening net assets January 1	2,780,887	2,791,184
Profit for the period	13,984	49,690
(Loss)/gain on available-for-sale financial asset	(34)	13
Other comprehensive income	(34)	13
Funds advanced	30,000	-
Dividends received	-	(60,000)
Closing net assets	2,824,837	2,780,887
Interest in joint venture at 50%	1,412,419	1,390,443
Mineral property at acquisition	23,549	26,154
Adjustment to reflect attributable interest	8,793	1,565
Carrying value	1,444,760	1,418,162

Morila [Member]
Disclosure of joint ventures [text block]
Set out below is the summarized financial information for Morila which is accounted for using the equity method (amounts stated at 100% before intercompany eliminations).

$000	Dec 31, 2017	Dec 31, 2016
Summarized statement of financial position
Current
Cash and cash equivalents	86	8,569
Other current assets (excluding cash)	54,126	49,804
Total current assets	54,212	58,373
Other current liabilities (including trade payables)	(20,787)	(53,484)
Total current liabilities	(20,787)	(53,484)
Non-current
Assets	14,851	15,493
Other liabilities	(41,562)	(25,315)
Total non-current liabilities	(41,562)	(25,315)
Net liabilities	(5,172)	(4,933)

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Summarized statement of comprehensive income
Revenue	86,073	65,086	142,992
Depreciation and amortization	(16,480)	(9,464)	(23,337)
Interest income	18	14	2
Interest expense	(1,080)	(806)	(999)
Loss before tax	(239)	(16,256)	24,856
Income tax	-	(1,543)	(7,455)
Post-tax loss	(239)	(17,799)	17,401
Other comprehensive expense	-	-	-
Total comprehensive expense	(239)	(17,799)	17,401
Dividends received from joint venture	-	-	25,680

$000	Dec 31, 2017	Dec 31, 2016
Reconciliation of the summarized financial information presented to the carrying amount of the group’s interest in the Morila joint venture
Summarized financial information
Opening net (liabilities)/assets January 1	(4,933)	12,866
Loss for the period	(239)	(17,799)
Closing net liabilities	(5,172)	(4,933)
Interest in joint venture at 40%	(2,069)	(1,973)
Carrying value	(2,069)	(1,973)

RAL 1 Limited [Member]
Disclosure of joint ventures [text block]
Set out below is the summarized financial information for RAL 1 Limited which is accounted for using the equity method (amounts stated at 100% before intercompany eliminations).

$000	Dec 31, 2017	Dec 31, 2016
Summarized statement of financial position
Current
Cash and cash equivalents	8,820	649
Other current assets (excluding cash)	805	632
Total current assets	9,625	1,281

Other current liabilities (including trade payables)	(19,237)	(6,318)
Total current liabilities	(19,237)	(6,318)
Non-current
Assets	32,474	9,417
Financial liabilities	(21,351)	(3,517)

Total non-current liabilities	(21,351)	(3,517)
Net assets	1,511	863

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Summarized statement of comprehensive income
Revenue	5,186	5,133	1,463
Depreciation and amortization	(3,647)	(4,211)	(779)
Interest income	554	544	1
Interest expense	(1,018)	(650)	(354)
Profit before tax	648	376	201
Income tax	-	-	-
Post-tax profit	648	376	201
Other comprehensive income	-	-	-
Total comprehensive income	648	376	201
Reconciliation of the summarized financial information presented to the carrying amount of the group’s interest in the RAL 1 joint venture
Opening net assets January 1	863	487	286
Profit for the period	648	376	201
Closing net assets	1,511	863	487
Interest in joint venture at 50.1%	757	432	244
Funding classified as long term debt by joint venture in ‘other investments in joint ventures’	21,970	2,335	4,146
Carrying value	22,727	2,767	4,390

RAL 2 Limited [Member]
Disclosure of joint ventures [text block]
Set out below is the summarized financial information for RAL 2 Limited which are accounted for using the equity method (amounts stated at 100% before intercompany eliminations). The group has a 50.1% interest with WAMFF Ltd being the joint venture partner.

$000	Dec 31, 2017	Dec 31, 2016
Summarized statement of financial position
Current
Cash and cash equivalents	1,692	1,122
Other current assets (excluding cash)	5,790	1,922
Total current assets	7,482	3,044

Other current liabilities (including trade payables)	(19,911)	(24,706)
Total current liabilities	(19,911)	(24,706)
Non-current
Assets	32,583	46,978
Financial liabilities	(18,737)	(24,262)
Total non-current liabilities	(17,737)	(24,262)
Net assets	1,417	1,054

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Summarized statement of comprehensive income
Revenue	18,679	22,179	23,840
Depreciation and amortization	(14,395)	(16,638)	(17,290)
Interest expense	(2,080)	(2,237)	(3,718)
Profit before tax	363	442	455
Income tax	-	-	-
Post-tax profit	363	442	455
Other comprehensive income	-	-	-
Total comprehensive income	363	442	455
Reconciliation of the summarized financial information presented to the carrying amount of the group’s interest in the RAL 2 joint venture
Opening net assets January 1	1,054	612	157
Profit for the period	363	442	455
Closing net assets	1,417	1,054	612
Interest in joint venture at 50.1%	710	528	307
Funding classified as long term debt by joint venture in ‘other investments in joint ventures’	26,644	31,128	41,243
Carrying value	27,354	31,656	41,550